Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement of comprehensive income [abstract]
Gains (losses) on investments in equity-accounted associates and joint ventures included in OCI	$ 40	$ 21	$ (100)	$ 61	$ (127)